Other Intangible Assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	£ 1,182	£ 1,137
Impairment of intangible assets, net of reversals	415	257
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	807	779
Impairment of intangible assets, net of reversals	(32)	21
Selling general and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	163	167
Impairment of intangible assets, net of reversals	65	17
Research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	212	191
Impairment of intangible assets, net of reversals	£ 382	£ 219